Eaton Vance

Multi-Asset Credit Fund

July 31, 2020

PORTFOLIO OF INVESTMENTS (Unaudited)

Corporate Bonds & Notes — 45.9%

Security	Principal Amount* (000’s omitted)	Value
Aerospace and Defense — 0.8%
Bombardier, Inc., 6.00%, 10/15/22(1)	77	$71,803
Bombardier, Inc., 6.125%, 1/15/23(1)	746	642,306
Bombardier, Inc., 7.875%, 4/15/27(1)	272	217,363
F-Brasile SpA/F-Brasile US, LLC, 7.375%, 8/15/26(1)	200	161,560
Howmet Aerospace, Inc., 6.875%, 5/1/25	397	451,239
Moog, Inc., 4.25%, 12/15/27(1)	95	97,236
Spirit AeroSystems, Inc., 7.50%, 4/15/25(1)	166	163,474
TransDigm, Inc., 5.50%, 11/15/27	1,017	966,862
TransDigm, Inc., 7.50%, 3/15/27	541	552,734

		$3,324,577

Air Transport — 0.2%
Mileage Plus Holdings, LLC/Mileage Plus Intellectual Property Assets, Ltd., 6.50%, 6/20/27(1)	703	$729,363

		$729,363

Airlines — 0.0%(2)
Delta Air Lines, Inc., 7.375%, 1/15/26	200	$198,448

		$198,448

Automotive — 0.8%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 5/15/27(1)	2,245	$2,363,199
Clarios Global, L.P., 6.75%, 5/15/25(1)	120	129,189
Ford Motor Co., 8.50%, 4/21/23	294	326,859
Ford Motor Co., 9.625%, 4/22/30	280	371,951
Navistar International Corp., 9.50%, 5/1/25(1)	225	257,484

		$3,448,682

Banks and Thrifts — 0.4%
Banco Mercantil del Norte S.A., 5.75% to 10/4/26, 10/4/31(3)(4)	1,520	$1,506,411

		$1,506,411

Brokerage/Securities Dealers/Investment Houses — 0.1%
Alliance Data Systems Corp., 4.75%, 12/15/24(1)	459	$426,009

		$426,009

Building and Development — 2.7%
AT Securities B.V., 5.25% to 7/21/23(3)(4)(5)	1,500	$1,513,942
Boise Cascade Co., 4.875%, 7/1/30(1)	203	216,195
Brookfield Property REIT, Inc./BPR Cumulus, LLC/BPR Nimbus, LLC/GGSI Sellco, LLC, 5.75%, 5/15/26(1)	1,010	837,522
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 4.875%, 2/15/30(1)	163	148,076
Brookfield Residential Properties, Inc./Brookfield Residential US Corp., 6.25%, 9/15/27(1)	110	110,255

Security	Principal Amount* (000’s omitted)		Value
Builders FirstSource, Inc., 5.00%, 3/1/30(1)		110	$115,626
Builders FirstSource, Inc., 6.75%, 6/1/27(1)		532	586,761
Five Point Operating Co., L.P./Five Point Capital Corp., 7.875%, 11/15/25(1)		1,069	1,036,273
Greystar Real Estate Partners, LLC, 5.75%, 12/1/25(1)		796	805,950
Hillman Group, Inc. (The), 6.375%, 7/15/22(1)		605	595,027
HT Troplast GmbH, 9.25%, 7/15/25(3)	EUR	1,705	2,058,757
Reliance Intermediate Holdings, L.P., 6.50%, 4/1/23(1)		253	257,554
Shea Homes, L.P./Shea Homes Funding Corp., 4.75%, 2/15/28(1)		304	319,654
Standard Industries, Inc., 4.375%, 7/15/30(1)		334	361,233
Standard Industries, Inc., 4.75%, 1/15/28(1)		1,000	1,071,655
Standard Industries, Inc., 5.00%, 2/15/27(1)		123	131,709
Summit Materials, LLC/Summit Materials Finance Corp., 5.25%, 1/15/29(1)(6)		65	67,681
Taylor Morrison Communities, Inc., 5.125%, 8/1/30(1)		197	216,207
Taylor Morrison Communities, Inc., 5.875%, 6/15/27(1)		24	26,575
TRI Pointe Group Inc., 5.70%, 6/15/28		457	504,985
Winnebago Industries, Inc., 6.25%, 7/15/28(1)		198	209,756

			$11,191,393

Business Equipment and Services — 1.0%
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 6.625%, 7/15/26(1)		173	185,326
Allied Universal Holdco, LLC/Allied Universal Finance Corp., 9.75%, 7/15/27(1)		473	$526,572
EIG Investors Corp., 10.875%, 2/1/24		1,230	1,262,159
ServiceMaster Co., LLC (The), 7.45%, 8/15/27		1,736	1,874,550
United Rentals North America, Inc., 3.875%, 2/15/31(6)		195	195,000

			$4,043,607

Cable and Satellite Television — 2.8%
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 8/15/30(1)		350	$371,404
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.50%, 5/1/32(1)		165	174,281
CCO Holdings, LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30(1)		2,633	2,805,791
CCO Holdings, LLC/CCO Holdings Capital Corp., 5.00%, 2/1/28(1)		400	424,400
CSC Holdings, LLC, 5.75%, 1/15/30(1)		2,139	2,373,873
DISH DBS Corp., 5.00%, 3/15/23		250	260,953
DISH DBS Corp., 7.75%, 7/1/26		282	318,340
TEGNA, Inc., 4.625%, 3/15/28(1)		144	142,740
Virgin Media Secured Finance PLC, 5.00%, 4/15/27(3)	GBP	905	1,239,406
Virgin Media Secured Finance PLC, 6.00% to 1/15/21, 1/15/25(3)(7)	GBP	847	1,189,073
Virgin Media Vendor Financing Notes III DAC, 4.875%, 7/15/28(3)	GBP	530	705,180
Ziggo B.V., 4.875%, 1/15/30(1)		200	213,016
Ziggo B.V., 5.50%, 1/15/27(1)		484	512,147
Ziggo Bond Co., B.V., 6.00%, 1/15/27(1)		930	988,502

			$11,719,106

Capital Goods — 0.1%
BWX Technologies, Inc., 4.125%, 6/30/28(1)		276	$288,075

			$288,075

Chemicals and Plastics — 0.9%
K+S AG, 2.625%, 4/6/23(3)	EUR	325	$357,764
Nufarm Australia, Ltd./Nufarm Americas, Inc., 5.75%, 4/30/26(1)		108	107,844
OCI N.V., 3.125%, 11/1/24(3)	EUR	680	793,174
Synthomer PLC, 3.875%, 7/1/25(3)	EUR	1,475	1,791,878
Valvoline, Inc., 4.25%, 2/15/30(1)		169	177,915
W.R. Grace & Co., 4.875%, 6/15/27(1)		335	357,601

			$3,586,176

Security	Principal Amount* (000’s omitted)		Value
Clothing/Textiles — 0.6%
Hanesbrands Finance Luxembourg SCA, 3.50%, 6/15/24(3)	EUR	1,000	$1,193,806
PrestigeBidCo GmbH, 6.25%, 12/15/23(3)	EUR	1,100	1,329,346
William Carter Co. (The), 5.50%, 5/15/25(1)		83	88,473

			$2,611,625

Commercial Services — 1.6%
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.25%, 3/15/25(1)		195	$184,031
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 5.75%, 7/15/27(1)		156	146,099
Avis Budget Car Rental, LLC/Avis Budget Finance, Inc., 6.375%, 4/1/24(1)		65	62,312
Ellaktor Value PLC, 6.375%, 12/15/24(3)	EUR	3,945	3,654,041
Intertrust Group B.V., 3.375%, 11/15/25(3)	EUR	500	604,607
Verisure Holding AB, 3.50%, 5/15/23(3)	EUR	300	357,244
Verisure Holding AB, 5.00%, (3 mo. EURIBOR + 5.00%), 4/15/25(3)(8)	EUR	1,000	1,201,538
Verisure Midholding AB, 5.75%, 12/1/23(3)	EUR	100	118,964
Verscend Escrow Corp., 9.75%, 8/15/26(1)		112	124,333

			$6,453,169

Computers — 0.0%(2)
Presidio Holdings, Inc., 4.875%, 2/1/27(1)		82	$83,781
Presidio Holdings, Inc., 8.25%, 2/1/28(1)		112	116,830

			$200,611

Conglomerates — 0.1%
Spectrum Brands, Inc., 5.50%, 7/15/30(1)		200	$208,000

			$208,000

Cosmetics/Toiletries — 0.1%
Edgewell Personal Care Co., 5.50%, 6/1/28(1)		304	$329,501

			$329,501

Distribution & Wholesale — 1.0%
Parts Europe S.A., 4.375%, (3 mo. EURIBOR + 4.375%), 5/1/22(3)(8)	EUR	2,916	$3,395,161
Parts Europe S.A., 5.50%, (3 mo. EURIBOR + 5.50%), 5/1/22(3)(8)	EUR	79	92,243
Performance Food Group, Inc., 6.875%, 5/1/25(1)		434	469,534

			$3,956,938

Diversified Financial Services — 2.1%
AG Issuer, LLC, 6.25%, 3/1/28(1)		237	$240,555
Cabot Financial Luxembourg S.A., 7.50%, 10/1/23(3)	GBP	1,390	1,847,949
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(1)		1,514	1,476,150
GEMS MENASA Cayman, Ltd./GEMS Education Delaware, LLC, 7.125%, 7/31/26(3)		260	253,500
Lincoln Financing S.a.r.l., 3.625%, 4/1/24(3)	EUR	1,467	1,706,035
Vivion Investments S.a.r.l., 3.00%, 8/8/24(3)	EUR	3,000	3,196,934
Vivion Investments S.a.r.l., 3.50%, 11/1/25(3)	EUR	100	105,833

			$8,826,956

Security	Principal Amount* (000’s omitted)		Value
Drugs — 1.8%
AdaptHealth, LLC, 6.125%, 8/1/28(1)		195	$203,707
Bausch Health Americas, Inc., 8.50%, 1/31/27(1)		33	36,762
Bausch Health Companies, Inc., 5.00%, 1/30/28(1)		230	231,433
Bausch Health Companies, Inc., 5.25%, 1/30/30(1)		345	352,718
Bausch Health Companies, Inc., 6.125%, 4/15/25(1)		920	950,820
Bausch Health Companies, Inc., 6.25%, 2/15/29(1)		375	398,940
Bausch Health Companies, Inc., 7.00%, 1/15/28(1)		1,862	2,028,072
Bausch Health Companies, Inc., 7.25%, 5/30/29(1)		12	13,220
Bausch Health Companies, Inc., 9.00%, 12/15/25(1)		131	144,912
Catalent Pharma Solutions, Inc., 4.875%, 1/15/26(1)		400	412,424
Catalent Pharma Solutions, Inc., 5.00%, 7/15/27(1)		575	612,841
Jaguar Holding Co., II/PPD Development, L.P., 4.625%, 6/15/25(1)		331	346,435
Jaguar Holding Co., II/PPD Development, L.P., 5.00%, 6/15/28(1)		293	312,411
Nidda Healthcare Holding GmbH, 3.50%, 9/30/24(3)	EUR	1,127	1,316,415

			$7,361,110

Ecological Services and Equipment — 0.7%
Covanta Holding Corp., 5.875%, 3/1/24		1,270	$1,306,963
GFL Environmental, Inc., 4.25%, 6/1/25(1)		313	326,107
GFL Environmental, Inc., 7.00%, 6/1/26(1)		105	111,674
GFL Environmental, Inc., 8.50%, 5/1/27(1)		1,080	1,212,424

			$2,957,168

Electric Utilities — 0.6%
Clearway Energy Operating, LLC, 4.75%, 3/15/28(1)		131	$140,129
Drax Finco PLC, 6.625%, 11/1/25(1)		1,450	1,515,402
Pattern Energy Operations, L.P./Pattern Energy Operations, Inc., 4.50%, 8/15/28(1)		306	325,125
WESCO Distribution, Inc., 7.125%, 6/15/25(1)		300	329,615
WESCO Distribution, Inc., 7.25%, 6/15/28(1)		267	292,073

			$2,602,344

Electronics/Electrical — 0.5%
Dell, Inc., 7.10%, 4/15/28		850	$1,027,276
Energizer Holdings, Inc., 6.375%, 7/15/26(1)		53	56,627
Entegris, Inc., 4.375%, 4/15/28(1)		236	249,797
Go Daddy Operating Co., LLC/GD Finance Co., Inc., 5.25%, 12/1/27(1)		460	491,540
Open Text Corp., 3.875%, 2/15/28(1)		215	224,978
Open Text Holdings, Inc., 4.125%, 2/15/30(1)		188	197,765

			$2,247,983

Energy — 0.3%
Enviva Partners, L.P./Enviva Partners Finance Corp., 6.50%, 1/15/26(1)		1,080	$1,165,725

			$1,165,725

Entertainment — 1.8%
Colt Merger Sub, Inc., 6.25%, 7/1/25(1)		731	$766,348
Colt Merger Sub, Inc., 8.125%, 7/1/27(1)		589	600,812
CPUK Finance, Ltd., 4.25%, 2/28/47(3)	GBP	1,126	1,444,403
CPUK Finance, Ltd., 4.875%, 2/28/47(3)	GBP	624	766,807
Gamma Bidco SpA, 6.25%, 7/15/25(3)	EUR	1,160	1,366,423
Live Nation Entertainment, Inc., 4.75%, 10/15/27(1)		167	154,736
Pinewood Finance Co., Ltd., 3.25%, 9/30/25(3)	GBP	1,600	2,105,555
Powdr Corp., 6.00%, 8/1/25(1)		300	307,875

			$7,512,959

Security	Principal Amount* (000’s omitted)		Value
Financial Intermediaries — 1.4%
FCE Bank PLC, 1.134%, 2/10/22(3)	EUR	205	$236,933
FCE Bank PLC, 1.615%, 5/11/23(3)	EUR	600	686,519
FCE Bank PLC, 1.875%, 6/24/21(3)	EUR	870	1,015,568
Ford Motor Credit Co., LLC, 3.087%, 1/9/23		400	399,124
Ford Motor Credit Co., LLC, 3.096%, 5/4/23		305	303,094
Ford Motor Credit Co., LLC, 3.813%, 10/12/21		200	202,548
Ford Motor Credit Co., LLC, 3.815%, 11/2/27		200	196,875
Ford Motor Credit Co., LLC, 5.125%, 6/16/25		273	291,449
Ford Motor Credit Co., LLC, 5.596%, 1/7/22		200	208,185
Ford Motor Credit Co., LLC, 5.875%, 8/2/21		200	205,625
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 5.25%, 5/15/27		355	366,759
Icahn Enterprises, L.P./Icahn Enterprises Finance Corp., 6.25%, 5/15/26		197	208,645
JPMorgan Chase & Co., 4.60% to 2/1/25(4)(5)		386	373,976
MSCI, Inc., 3.625%, 9/1/30(1)		526	555,835
MSCI, Inc., 3.875%, 2/15/31(1)		348	378,450

			$5,629,585

Food Products — 0.4%
Kraft Heinz Foods Co., 3.875%, 5/15/27(1)		299	$322,485
Kraft Heinz Foods Co., 4.25%, 3/1/31(1)		299	330,686
Kraft Heinz Foods Co., 4.375%, 6/1/46		651	679,007
Kraft Heinz Foods Co., 5.50%, 6/1/50(1)		299	352,001

			$1,684,179

Food Service — 0.3%
1011778 BC ULC/New Red Finance, Inc., 5.75%, 4/15/25(1)		684	$732,879
US Foods, Inc., 5.875%, 6/15/24(1)		510	510,321
Yum! Brands, Inc., 7.75%, 4/1/25(1)		65	73,084

			$1,316,284

Food/Drug Retailers — 0.6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 4.875%, 2/15/30(1)		950	$1,029,800
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.75%, 3/15/25		528	548,404
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 5.875%, 2/15/28(1)		609	667,842
Albertsons Cos., Inc./Safeway, Inc./New Albertsons, L.P./Albertsons, LLC, 7.50%, 3/15/26(1)		300	338,202

			$2,584,248

Health Care — 2.1%
Acadia Healthcare Co., Inc., 5.50%, 7/1/28(1)		285	$301,388
Avantor Funding, Inc., 4.625%, 7/15/28(1)		467	494,576
Centene Corp., 3.375%, 2/15/30		327	347,848
Centene Corp., 4.25%, 12/15/27		54	57,500
Centene Corp., 4.625%, 12/15/29		1,035	1,155,634

Security	Principal Amount* (000’s omitted)		Value
Centene Corp., 4.75%, 5/15/22		500	$509,235
Encompass Health Corp., 4.50%, 2/1/28		641	670,928
Encompass Health Corp., 4.75%, 2/1/30		119	125,939
Grifols S.A., 2.25%, 11/15/27(3)	EUR	840	985,250
HCA, Inc., 3.50%, 9/1/30		331	348,253
HCA, Inc., 5.875%, 2/1/29		1,019	1,242,370
HCA, Inc., 7.69%, 6/15/25		200	236,229
LifePoint Health, Inc., 4.375%, 2/15/27(1)		191	195,662
LifePoint Health, Inc., 6.75%, 4/15/25(1)		165	178,200
Molina Healthcare, Inc., 4.375%, 6/15/28(1)		367	390,316
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc., 9.75%, 12/1/26(1)		366	407,488
Teleflex, Inc., 4.25%, 6/1/28(1)		66	70,785
Teleflex, Inc., 4.875%, 6/1/26		670	705,885
Tenet Healthcare Corp., 4.625%, 6/15/28(1)		110	115,942

			$8,539,428

Home Furnishings — 0.0%(2)
CD&R Smokey Buyer, Inc., 6.75%, 7/15/25(1)		145	$155,331

			$155,331

Homebuilders/Real Estate — 0.1%
M/I Homes, Inc., 4.95%, 2/1/28		110	$113,369
Picasso Finance Sub, Inc., 6.125%, 6/15/25(1)		133	141,505

			$254,874

Insurance — 1.1%
Alliant Holdings Intermediate, LLC/Alliant Holdings Co-Issuer, 6.75%, 10/15/27(1)		798	$849,224
AmWINS Group, Inc., 7.75%, 7/1/26(1)		222	245,268
Galaxy Finco, Ltd., 9.25%, 7/31/27(3)	GBP	1,100	1,447,099
GTCR AP Finance, Inc., 8.00%, 5/15/27(1)		126	133,379
Hub International, Ltd., 7.00%, 5/1/26(1)		1,375	1,441,694
NFP Corp., 6.875%, 8/15/28(1)(6)		475	477,969

			$4,594,633

Internet Software & Services — 0.9%
Expedia Group, Inc., 6.25%, 5/1/25(1)		119	$130,292
Expedia Group, Inc., 7.00%, 5/1/25(1)		60	65,033
Netflix, Inc., 3.00%, 6/15/25(3)	EUR	855	1,059,274
Netflix, Inc., 3.625%, 6/15/30(3)	EUR	1,100	1,417,112
Netflix, Inc., 4.875%, 4/15/28		50	58,202
Netflix, Inc., 5.375%, 11/15/29(1)		811	983,337
Riverbed Technology, Inc., 8.875%, 3/1/23(1)		75	46,313
Science Applications International Corp., 4.875%, 4/1/28(1)		77	80,790

			$3,840,353

Leisure Goods/Activities/Movies — 0.4%
AMC Entertainment Holdings, Inc., 10.50%, 4/15/25(1)		295	$235,078
Carnival Corp., 11.50%, 4/1/23(1)		119	129,677
NCL Corp, Ltd., 3.625%, 12/15/24(1)		226	149,787
NCL Corp, Ltd., 10.25%, 2/1/26(1)		270	270,000
Sabre GLBL, Inc., 9.25%, 4/15/25(1)		109	120,241
Viking Cruises, Ltd., 5.875%, 9/15/27(1)		1,223	806,416

			$1,711,199

Security	Principal Amount* (000’s omitted)	Value
Lodging and Casinos — 0.5%
Gateway Casinos & Entertainment, Ltd., 8.25%, 3/1/24(1)	1,062	$832,231
RHP Hotel Properties, L.P./RHP Finance Corp., 5.00%, 4/15/23	285	278,201
VICI Properties, L.P./VICI Note Co., Inc., 3.75%, 2/15/27(1)	256	258,360
VICI Properties, L.P./VICI Note Co., Inc., 4.125%, 8/15/30(1)	256	259,392
VICI Properties, L.P./VICI Note Co., Inc., 4.25%, 12/1/26(1)	90	92,842
VICI Properties, L.P./VICI Note Co., Inc., 4.625%, 12/1/29(1)	467	492,307

		$2,213,333

Media — 0.1%
Outfront Media Capital, LLC/Outfront Media Capital Corp., 6.25%, 6/15/25(1)	202	$205,661
VTR Finance N.V., 6.375%, 7/15/28(1)	200	213,854

		$419,515

Metals/Mining — 0.9%
Arconic Corp., 6.125%, 2/15/28(1)	409	$437,252
Cleveland-Cliffs, Inc., 6.75%, 3/15/26(1)	1,064	1,070,650
Cleveland-Cliffs, Inc., 9.875%, 10/17/25(1)	100	109,375
Compass Minerals International, Inc., 6.75%, 12/1/27(1)	504	547,747
Freeport-McMoRan, Inc., 5.45%, 3/15/43	1,100	1,225,906
Joseph T Ryerson & Son, Inc., 8.50%, 8/1/28(1)	335	359,287

		$3,750,217

Nonferrous Metals/Minerals — 0.4%
Eldorado Gold Corp., 9.50%, 6/1/24(1)	772	$846,224
New Gold, Inc., 6.375%, 5/15/25(1)	135	140,217
New Gold, Inc., 7.50%, 7/15/27(1)	473	516,161

		$1,502,602

Oil and Gas — 3.7%
Aker BP ASA, 6.00%, 7/1/22(1)	835	$851,514
Apache Corp., 3.25%, 4/15/22	76	76,604
Apache Corp., 3.625%, 2/1/21	24	24,089
Apache Corp., 4.25%, 1/15/30	549	529,950
Apache Corp., 4.25%, 1/15/44	63	56,556
Apache Corp., 4.375%, 10/15/28	186	186,232
Apache Corp., 4.75%, 4/15/43	38	36,195
Apache Corp., 5.25%, 2/1/42	32	30,600
Archrock Partners, L.P./Archrock Partners Finance Corp., 6.25%, 4/1/28(1)	213	215,662
Cenovus Energy, Inc., 3.80%, 9/15/23	389	390,195
Cenovus Energy, Inc., 5.40%, 6/15/47	177	159,536
Cenovus Energy, Inc., 6.75%, 11/15/39	682	712,035
Centennial Resource Production, LLC, 6.875%, 4/1/27(1)	530	241,365
Continental Resources, Inc., 4.375%, 1/15/28	357	333,649
Continental Resources, Inc., 4.90%, 6/1/44	13	11,224
CrownRock, L.P./CrownRock Finance, Inc., 5.625%, 10/15/25(1)	941	924,532
CVR Energy, Inc., 5.75%, 2/15/28(1)	297	266,647
EQT Corp., 7.875%, 2/1/25	640	706,493
EQT Corp., 8.75%, 2/1/30	155	179,653
Extraction Oil & Gas, Inc., 5.625%, 2/1/26(1)(9)	1,500	320,340
Great Western Petroleum, LLC/Great Western Finance Corp., 9.00%, 9/30/21(1)	1,163	668,725

Security	Principal Amount* (000’s omitted)		Value
Ithaca Energy North Sea PLC, 9.375%, 7/15/24(1)		1,450	$1,265,110
Laredo Petroleum, Inc., 9.50%, 1/15/25		96	69,479
Laredo Petroleum, Inc., 10.125%, 1/15/28		145	103,313
MEG Energy Corp., 7.125%, 2/1/27(1)		239	213,307
Moss Creek Resources Holdings, Inc., 7.50%, 1/15/26(1)		50	29,303
Nabors Industries, Ltd., 7.25%, 1/15/26(1)		149	94,475
Nabors Industries, Ltd., 7.50%, 1/15/28(1)		161	102,786
Neptune Energy Bondco PLC, 6.625%, 5/15/25(1)		2,028	1,780,817
Neptune Energy Bondco PLC, 6.625%, 5/15/25(3)		250	219,529
Occidental Petroleum Corp., 1.842%, (3 mo. USD LIBOR + 1.45%), 8/15/22(8)		55	51,573
Occidental Petroleum Corp., 2.60%, 4/15/22		446	435,323
Occidental Petroleum Corp., 2.70%, 8/15/22		77	74,475
Occidental Petroleum Corp., 2.90%, 8/15/24		25	23,573
Occidental Petroleum Corp., 3.125%, 2/15/22		4	3,954
Occidental Petroleum Corp., 3.45%, 7/15/24		61	56,425
Occidental Petroleum Corp., 3.50%, 8/15/29		175	155,815
Occidental Petroleum Corp., 4.20%, 3/15/48		271	220,608
Occidental Petroleum Corp., 4.40%, 8/15/49		217	177,333
Occidental Petroleum Corp., 4.625%, 6/15/45		145	120,756
Occidental Petroleum Corp., 6.20%, 3/15/40		141	137,387
Parsley Energy, LLC/Parsley Finance Corp., 5.375%, 1/15/25(1)		420	433,780
PBF Holding Co., LLC/PBF Finance Corp., 6.00%, 2/15/28(1)		174	140,396
PBF Holding Co., LLC/PBF Finance Corp., 7.25%, 6/15/25		242	218,259
Precision Drilling Corp., 5.25%, 11/15/24		87	61,435
Precision Drilling Corp., 6.50%, 12/15/21		134	127,786
Precision Drilling Corp., 7.125%, 1/15/26(1)		200	138,712
Precision Drilling Corp., 7.75%, 12/15/23		27	20,348
Seven Generations Energy, Ltd., 5.375%, 9/30/25(1)		1,435	1,339,020
SM Energy Co., 5.00%, 1/15/24		659	364,852
SM Energy Co., 5.625%, 6/1/25		26	13,615
Transocean, Inc., 7.25%, 11/1/25(1)		292	144,540

			$15,259,880

Packaging & Containers — 1.3%
ARD Finance S.A., 5.00%, (5.00% cash or 5.75% PIK), 6/30/27(3)(10)	EUR	193	$222,775
ARD Finance S.A., 6.50%, (6.50% cash or 7.25% PIK), 6/30/27(1)(10)		1,168	1,195,740
GPC Merger Sub, Inc., 7.125%, 8/15/28(1)(6)		65	67,722
Silgan Holdings, Inc., 2.25%, 6/1/28	EUR	1,000	1,163,226
Trivium Packaging Finance B.V., 3.75%, 8/15/26(3)	EUR	2,210	2,610,927

			$5,260,390

Pharmaceuticals — 0.1%
Herbalife Nutrition, Ltd./HLF Financing, Inc., 7.875%, 9/1/25(1)		334	$363,643

			$363,643

Pipelines — 0.6%
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.375%, 9/15/24		335	$304,939
Antero Midstream Partners, L.P./Antero Midstream Finance Corp., 5.75%, 3/1/27(1)		501	439,194
EnLink Midstream, LLC, 5.375%, 6/1/29		236	189,294
EQM Midstream Partners, L.P., 6.00%, 7/1/25(1)		204	216,630
EQM Midstream Partners, L.P., 6.50%, 7/1/27(1)		205	226,323
Western Midstream Operating L.P., 4.50%, 3/1/28		38	38,285

Security	Principal Amount* (000’s omitted)		Value
Western Midstream Operating L.P., 4.75%, 8/15/28		38	$38,466
Western Midstream Operating L.P., 5.05%, 2/1/30		879	891,275

			$2,344,406

Radio and Television — 0.6%
Diamond Sports Group, LLC/Diamond Sports Finance Co., 5.375%, 8/15/26(1)		871	$672,835
iHeartCommunications, Inc., 8.375%, 5/1/27		326	324,380
Sirius XM Radio, Inc., 5.50%, 7/1/29(1)		450	502,173
Terrier Media Buyer, Inc., 8.875%, 12/15/27(1)		914	938,564

			$2,437,952

Real Estate Investment Trusts (REITs) — 1.4%
ADO Properties S.A., 3.25%, 8/5/25(3)(6)	EUR	1,800	$2,111,300
Consus Real Estate AG, 9.625%, 5/15/24(3)	EUR	1,350	1,725,403
HAT Holdings I, LLC/HAT Holdings II, LLC, 6.00%, 4/15/25(1)		161	173,478
Iron Mountain, Inc., 5.25%, 7/15/30(1)		338	355,111
Iron Mountain, Inc., 5.625%, 7/15/32(1)		230	247,277
Service Properties Trust, 5.00%, 8/15/22		910	900,746
Service Properties Trust, 7.50%, 9/15/25		290	307,782

			$5,821,097

Retail — 0.5%
Ferrellgas, L.P./Ferrellgas Finance Corp., 10.00%, 4/15/25(1)		274	$302,256
IRB Holding Corp., 7.00%, 6/15/25(1)		121	131,814
Newmark Group, Inc., 6.125%, 11/15/23		1,400	1,438,051

			$1,872,121

Retailers (Except Food and Drug) — 0.3%
Asbury Automotive Group, Inc., 4.50%, 3/1/28(1)		29	$29,826
Asbury Automotive Group, Inc., 4.75%, 3/1/30(1)		41	42,128
Burlington Coat Factory Warehouse Corp., 6.25%, 4/15/25(1)		224	240,100
L Brands, Inc., 6.75%, 7/1/36		46	44,544
L Brands, Inc., 6.875%, 7/1/25(1)		133	143,439
L Brands, Inc., 6.875%, 11/1/35		488	468,639
L Brands, Inc., 7.60%, 7/15/37		55	46,986
L Brands, Inc., 9.375%, 7/1/25(1)		93	103,811

			$1,119,473

Software and Services — 0.3%
BY Crown Parent, LLC/BY Bond Finance, Inc., 4.25%, 1/31/26(1)		110	$114,433
Gartner, Inc., 4.50%, 7/1/28(1)		264	277,530
j2 Cloud Services, LLC/j2 Global Co-Obligor, Inc., 6.00%, 7/15/25(1)		619	646,174
PTC, Inc., 3.625%, 2/15/25(1)		107	111,202
PTC, Inc., 4.00%, 2/15/28(1)		107	112,655

			$1,261,994

Steel — 0.7%
Allegheny Ludlum, LLC, 6.95%, 12/15/25		328	$317,715
Allegheny Technologies, Inc., 5.875%, 12/1/27		802	763,404
Infrabuild Australia Pty, Ltd., 12.00%, 10/1/24(1)		1,760	1,663,200

			$2,744,319

Security	Principal Amount* (000’s omitted)		Value
Surface Transport — 0.4%
Anglian Water Osprey Financing PLC, 4.00%, 3/8/26(3)	GBP	1,200	$1,562,161
XPO Logistics, Inc., 6.25%, 5/1/25(1)		251	272,178

			$1,834,339

Technology — 0.3%
Dell International, LLC/EMC Corp., 5.85%, 7/15/25(1)		114	$133,005
Dell International, LLC/EMC Corp., 6.10%, 7/15/27(1)		229	271,084
Dell International, LLC/EMC Corp., 6.20%, 7/15/30(1)		114	139,093
Dell International, LLC/EMC Corp., 7.125%, 6/15/24(1)		647	672,369

			$1,215,551

Telecommunications — 4.1%
Altice Financing S.A., 2.25%, 1/15/25(3)	EUR	423	$478,720
Altice Finco S.A., 4.75%, 1/15/28(3)	EUR	1,175	1,292,166
Altice France Holding S.A., 6.00%, 2/15/28(1)		200	200,129
Altice France Holding S.A., 8.00%, 5/15/27(1)	EUR	750	953,250
Altice France S.A., 5.875%, 2/1/27(3)	EUR	1,000	1,261,897
Altice France S.A., 8.125%, 2/1/27(1)		1,000	1,118,855
Connect Finco S.a.r.l./Connect US Finco, LLC, 6.75%, 10/1/26(1)		462	474,451
Hughes Satellite Systems Corp., 6.625%, 8/1/26		783	873,875
Intelsat Jackson Holdings S.A., 8.50%, 10/15/24(1)(9)		449	297,463
PLT VII Finance S.a.r.l., 4.625%, 1/5/26(3)	EUR	1,800	2,162,336
Qwest Corp., 7.25%, 9/15/25		283	328,039
Sprint Capital Corp., 6.875%, 11/15/28		417	541,871
Sprint Corp., 7.625%, 2/15/25		405	492,660
Sprint Corp., 7.625%, 3/1/26		730	913,591
Sprint Corp., 7.875%, 9/15/23		623	724,238
Summer (BC) Holdco B S.a.r.l., 5.75%, 10/31/26(3)	EUR	1,280	1,458,254
T-Mobile USA, Inc., 6.50%, 1/15/26		750	791,550
Telecom Italia SpA, 2.75%, 4/15/25(3)	EUR	1,400	1,709,959
Telecom Italia SpA, 3.00%, 9/30/25(3)	EUR	535	658,585
VTR Comunicaciones SpA, 5.125%, 1/15/28(1)		200	213,250

			$16,945,139

Transportation — 0.6%
Cargo Aircraft Management, Inc., 4.75%, 2/1/28(1)		166	$170,150
Getlink SE, 3.625%, 10/1/23(3)	EUR	300	359,834
JSL Europe S.A., 7.75%, 7/26/24(1)		1,441	1,448,205
Watco Cos., LLC/Watco Finance Corp., 6.50%, 6/15/27(1)		553	593,093

			$2,571,282

Utilities — 0.8%
Calpine Corp., 4.50%, 2/15/28(1)		468	$483,996
Calpine Corp., 4.625%, 2/1/29(1)(6)		200	202,496
Calpine Corp., 5.00%, 2/1/31(1)(6)		265	272,256
Calpine Corp., 5.125%, 3/15/28(1)		704	732,276
Calpine Corp., 5.75%, 1/15/25		544	561,136
Vistra Operations Co., LLC, 4.30%, 7/15/29(1)		914	987,536
Vistra Operations Co., LLC, 5.00%, 7/31/27(1)		29	30,987

			$3,270,683

Total Corporate Bonds & Notes (identified cost $184,540,104)			$189,413,986

Senior Floating-Rate Loans — 37.1%(11)

Borrower/ Tranche Description	Principal Amount* (000’s omitted)		Value
Aerospace and Defense — 1.2%
Dynasty Acquisition Co., Inc., Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing 4/6/26		1,038	$838,167
Dynasty Acquisition Co., Inc., Term Loan, 3.81%, (3 mo. USD LIBOR + 3.50%), Maturing 4/6/26		558	450,628
TransDigm, Inc., Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing 12/9/25		3,722	3,490,975

			$4,779,770

Automotive — 0.0%(2)
Dayco Products, LLC, Term Loan, 4.61%, (3 mo. USD LIBOR + 4.25%), Maturing 5/19/23		98	$62,054
Garrett LX III S.a.r.l., Term Loan, 3.50%, (3 mo. EURIBOR + 3.50%), Maturing 9/27/25	EUR	61	68,438

			$130,492

Building and Development — 1.2%
Core & Main L.P., Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing 8/1/24(12)		1,382	$1,347,926
Cushman & Wakefield U.S. Borrower, LLC, Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing 8/21/25		2,284	2,193,778
Quikrete Holdings, Inc., Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing 2/1/27		199	192,980
Werner FinCo L.P., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing 7/24/24		1,192	1,150,137
WireCo WorldGroup, Inc., Term Loan, 6.07%, (6 mo. USD LIBOR + 5.00%), Maturing 9/30/23		97	82,900

			$4,967,721

Business Equipment and Services — 3.8%
AlixPartners, LLP, Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing 4/4/24		2,730	$2,677,025
Allied Universal Holdco, LLC, Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing 7/10/26		3,185	3,150,407
IG Investment Holdings, LLC, Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing 5/23/25		98	93,631
Iron Mountain, Inc., Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing 1/2/26		2,059	1,987,128
KUEHG Corp., Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing 2/21/25		296	259,297
Pike Corporation, Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing 7/24/26		168	166,830

Borrower/ Tranche Description	Principal Amount* (000’s omitted)		Value
Pre-Paid Legal Services, Inc., Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing 5/1/25		193	$187,174
Presidio, Inc., Term Loan, 3.77%, (3 mo. USD LIBOR + 3.50%), Maturing 1/22/27		2,500	2,450,000
Sabre GLBL, Inc., Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing 2/22/24		997	916,133
Spin Holdco, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing 11/14/22		2,783	2,710,573
Trans Union, LLC, Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing 11/16/26		995	970,691

			$15,568,889

Cable and Satellite Television — 2.3%
Altice France S.A., Term Loan, 4.17%, (1 mo. USD LIBOR + 4.00%), Maturing 8/14/26		3,471	$3,409,965
Telenet Financing USD, LLC, Term Loan, 2.17%, (1 mo. USD LIBOR + 2.00%), Maturing 4/30/28		2,525	2,432,116
Telenet International Finance S.a.r.l., Term Loan, 2.25%, (6 mo. EURIBOR + 2.25%), Maturing 4/30/29	EUR	100	115,537
Virgin Media Bristol, LLC, Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing 1/31/28		3,800	3,699,657

			$9,657,275

Chemicals and Plastics — 0.9%
Axalta Coating Systems US Holdings, Inc., Term Loan, 2.06%, (3 mo. USD LIBOR + 1.75%), Maturing 6/1/24		991	$969,727
Ferro Corporation, Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing 2/14/24		100	98,169
Ferro Corporation, Term Loan, 2.56%, (3 mo. USD LIBOR + 2.25%), Maturing 2/14/24		97	96,080
H.B. Fuller Company, Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing 10/20/24		213	208,943
Messer Industries GmbH, Term Loan, 2.50%, (3 mo. EURIBOR + 2.50%), Maturing 3/1/26	EUR	75	86,110
PQ Corporation, Term Loan, 2.51%, (3 mo. USD LIBOR + 2.25%), Maturing 2/7/27		82	79,805
Starfruit Finco B.V., Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing 10/1/25		198	193,368
Starfruit Finco B.V., Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing 10/1/25	EUR	75	85,737
Tronox Finance, LLC, Term Loan, 2.97%, (USD LIBOR + 2.75%), Maturing 9/23/24(12)		585	570,126
Univar, Inc., Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing 7/1/24		1,512	1,488,487

			$3,876,552

Containers and Glass Products — 0.5%
Reynolds Group Holdings, Inc., Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing 2/5/23		2,281	$2,242,547

			$2,242,547

Cosmetics/Toiletries — 0.6%
Kronos Acquisition Holdings, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing 5/15/23		2,700	$2,671,072

			$2,671,072

Borrower/ Tranche Description	Principal Amount* (000’s omitted)	Value
Drugs — 1.5%
Bausch Health Companies, Inc., Term Loan, 3.18%, (1 mo. USD LIBOR + 3.00%), Maturing 6/2/25	3,023	$2,979,432
Elanco Animal Health, Inc., Term Loan, Maturing 8/1/27(13)	275	262,453
Horizon Therapeutics USA, Inc., Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing 5/22/26	51	50,335
Jaguar Holding Company II, Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing 8/18/22	2,877	2,869,263

		$6,161,483

Ecological Services and Equipment — 0.3%
GFL Environmental, Inc., Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing 5/30/25	1,234	$1,230,456

		$1,230,456

Electronics/Electrical — 6.6%
Applied Systems, Inc., Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing 9/19/24	3,327	$3,305,071
Avast Software B.V., Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing 9/29/23	25	25,059
Banff Merger Sub, Inc., Term Loan, 4.41%, (1 mo. USD LIBOR + 4.25%), Maturing 10/2/25	2,777	2,689,604
Electro Rent Corporation, Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 1/31/24	1,990	1,969,794
Epicor Software Corporation, Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing 7/30/27	3,030	3,033,337
Finastra USA, Inc., Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 6/13/24	997	926,035
Go Daddy Operating Company, LLC, Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing 2/15/24	147	143,869
Hyland Software, Inc., Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing 7/1/24	3,320	3,268,745
Informatica, LLC, Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing 2/25/27	2,369	2,319,459
MA FinanceCo., LLC, Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing 6/21/24	51	48,236
MACOM Technology Solutions Holdings, Inc., Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing 5/17/24	98	94,877
Seattle Spinco, Inc., Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing 6/21/24	344	325,753
SolarWinds Holdings, Inc., Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing 2/5/24	1,690	1,667,996
Tibco Software, Inc., Term Loan, 3.92%, (1 mo. USD LIBOR + 3.75%), Maturing 6/30/26	2,845	2,753,000
Uber Technologies, Inc., Term Loan, 3.66%, (1 mo. USD LIBOR + 3.50%), Maturing 7/13/23	246	241,309
Uber Technologies, Inc., Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing 4/4/25	987	974,534
Ultimate Software Group, Inc. (The), Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing 5/4/26	2,489	2,471,149
Ultimate Software Group, Inc. (The), Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing 5/4/26	750	751,582
Western Digital Corporation, Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing 4/29/23	127	124,509

		$27,133,918

Borrower/ Tranche Description	Principal Amount* (000’s omitted)		Value
Financial Intermediaries — 0.5%
BellRing Brands, LLC, Term Loan, 6.00%, (1 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 10/21/24		236	$236,787
Evergood 4 ApS, Term Loan, 3.75%, (3 mo. EURIBOR + 3.75%), Maturing 2/6/25	EUR	75	86,248
Nets Holding A/S, Term Loan, 3.25%, (3 mo. EURIBOR + 3.25%), Maturing 2/6/25	EUR	1,000	1,140,403
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, (3 mo. USD LIBOR + 9.00%, Floor 2.00%), Maturing 12/23/25		416	389,873
Spectacle Gary Holdings, LLC, Term Loan, 11.00%, Maturing 12/23/25(14)		30	28,252

			$1,881,563

Food Products — 2.0%
CHG PPC Parent, LLC, Term Loan, 3.50%, (1 mo. EURIBOR + 3.50%), Maturing 3/31/25	EUR	100	$113,378
HLF Financing S.a.r.l., Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing 8/18/25		2,630	2,599,487
JBS USA Lux S.A., Term Loan, 3.07%, (6 mo. USD LIBOR + 2.00%), Maturing 5/1/26		2,897	2,812,137
Nomad Foods Europe Midco Limited, Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing 5/15/24		2,623	2,551,775

			$8,076,777

Food Service — 0.6%
1011778 B.C. Unlimited Liability Company, Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing 11/19/26		2,413	$2,321,555

			$2,321,555

Health Care — 2.3%
ADMI Corp., Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing 4/30/25		547	$513,989
Avantor, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing 11/21/24		2,484	2,471,479
Change Healthcare Holdings, LLC, Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), Maturing 3/1/24(12)		2,477	2,425,751
CHG Healthcare Services, Inc., Term Loan, 4.07%, (6 mo. USD LIBOR + 3.00%), Maturing 6/7/23		98	96,814
MPH Acquisition Holdings, LLC, Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing 6/7/23		2,693	2,656,577
National Mentor Holdings, Inc., Term Loan, 4.42%, (1 mo. USD LIBOR + 4.25%), Maturing 3/9/26		142	139,688
National Mentor Holdings, Inc., Term Loan, 4.42%, (1 mo. USD LIBOR + 4.25%), Maturing 3/9/26		6	6,357
Ortho-Clinical Diagnostics S.A., Term Loan, 3.42%, (1 mo. USD LIBOR + 3.25%), Maturing 6/30/25		390	378,922
RegionalCare Hospital Partners Holdings, Inc., Term Loan, 3.91%, (1 mo. USD LIBOR + 3.75%), Maturing 11/17/25		125	122,518
U.S. Anesthesia Partners, Inc., Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing 6/23/24		577	536,227

			$9,348,322

Home Furnishings — 0.0%(2)
Hillman Group, Inc. (The), Term Loan, 5.07%, (6 mo. USD LIBOR + 4.00%), Maturing 5/31/25		14	$13,283

			$13,283

Borrower/ Tranche Description	Principal Amount* (000’s omitted)		Value
Industrial Equipment — 2.6%
Apex Tool Group, LLC, Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing 8/1/24		2,064	$1,895,631
DexKo Global, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 7/24/24		1,092	1,050,093
EWT Holdings III Corp., Term Loan, 2.91%, (1 mo. USD LIBOR + 2.75%), Maturing 12/20/24		1,863	1,834,583
Filtration Group Corporation, Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing 3/29/25		2,180	2,138,586
Gardner Denver, Inc., Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing 3/1/27		194	187,000
Gates Global, LLC, Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing 4/1/24		98	95,981
Ingersoll-Rand Services Company, Term Loan, 1.91%, (1 mo. USD LIBOR + 1.75%), Maturing 3/1/27		998	960,197
LTI Holdings, Inc., Term Loan, 3.67%, (1 mo. USD LIBOR + 3.50%), Maturing 9/6/25		997	882,754
Robertshaw US Holding Corp., Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing 2/28/25(12)		1,937	1,646,062
Welbilt, Inc., Term Loan, 2.66%, (1 mo. USD LIBOR + 2.50%), Maturing 10/23/25		181	159,254

			$10,850,141

Insurance — 2.4%
AmWINS Group, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing 1/25/24		2,330	$2,305,824
Asurion, LLC, Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing 8/4/22		1,276	1,259,079
Asurion, LLC, Term Loan, 3.16%, (1 mo. USD LIBOR + 3.00%), Maturing 11/3/23		499	492,573
Asurion, LLC, Term Loan — Second Lien, 6.66%, (1 mo. USD LIBOR + 6.50%), Maturing 8/4/25		1,787	1,804,037
Hub International Limited, Term Loan, 3.26%, (3 mo. USD LIBOR + 3.00%), Maturing 4/25/25		2,723	2,650,833
USI, Inc., Term Loan, 3.31%, (3 mo. USD LIBOR + 3.00%), Maturing 5/16/24		1,490	1,443,252

			$9,955,598

Leisure Goods/Activities/Movies — 2.0%
Bombardier Recreational Products, Inc., Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 5/24/27		1,000	$1,011,250
Crown Finance US, Inc., Term Loan, 3.32%, (6 mo. USD LIBOR + 2.25%), Maturing 2/28/25		2,797	1,804,338
Crown Finance US, Inc., Term Loan, 3.57%, (6 mo. USD LIBOR + 2.50%), Maturing 9/30/26		248	158,869
Delta 2 (LUX) S.a.r.l., Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing 2/1/24		2,250	2,188,125
Lindblad Expeditions, Inc., Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing 3/27/25		20	16,954
Lindblad Expeditions, Inc., Term Loan, 3.41%, (1 mo. USD LIBOR + 3.25%), Maturing 3/27/25		78	67,816
Motion Finco S.a.r.l., Term Loan, 3.00%, (6 mo. EURIBOR + 3.00%), Maturing 11/12/26	EUR	1,200	1,302,225
Playtika Holding Corp., Term Loan, 7.07%, (6 mo. USD LIBOR + 6.00%), Maturing 12/10/24		1,391	1,406,433
SRAM, LLC, Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing 3/15/24(12)		203	200,412

Borrower/ Tranche Description	Principal Amount* (000’s omitted)		Value
Vue International Bidco PLC, Term Loan, 4.25%, (3 mo. EURIBOR + 4.25%), Maturing 7/3/26	EUR	42	$39,001

			$8,195,423

Lodging and Casinos — 0.6%
CityCenter Holdings, LLC, Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing 4/18/24		147	$136,559
Four Seasons Hotels Limited, Term Loan, 2.16%, (1 mo. USD LIBOR + 2.00%), Maturing 11/30/23		98	94,878
Golden Nugget, Inc., Term Loan, 3.25%, (1 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing 10/4/23		2,414	2,033,762

			$2,265,199

Oil and Gas — 0.8%
CITGO Petroleum Corporation, Term Loan, 6.00%, (6 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing 3/28/24		1,580	$1,537,025
Prairie ECI Acquiror, L.P., Term Loan, 4.93%, (3 mo. USD LIBOR + 4.75%), Maturing 3/11/26		1,875	1,700,391
PSC Industrial Holdings Corp., Term Loan, 4.98%, (6 mo. USD LIBOR + 3.75%), Maturing 10/11/24		197	178,508

			$3,415,924

Publishing — 0.5%
Getty Images, Inc., Term Loan, 4.69%, (1 mo. USD LIBOR + 4.50%), Maturing 2/19/26		2,162	$1,961,939

			$1,961,939

Radio and Television — 0.2%
Sinclair Television Group, Inc., Term Loan, 2.68%, (1 mo. USD LIBOR + 2.50%), Maturing 9/30/26		997	$971,303

			$971,303

Retailers (Except Food and Drug) — 1.0%
BJ’s Wholesale Club, Inc., Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing 2/3/24		1,968	$1,947,597
Hoya Midco, LLC, Term Loan, 4.57%, (6 mo. USD LIBOR + 3.50%), Maturing 6/30/24		197	164,656
PetSmart, Inc., Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing 3/11/22		2,141	2,137,841

			$4,250,094

Steel — 0.6%
GrafTech Finance, Inc., Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing 2/12/25		2,039	$1,990,268
Zekelman Industries, Inc., Term Loan, 2.18%, (1 mo. USD LIBOR + 2.00%), Maturing 1/24/27		499	485,970

			$2,476,238

Telecommunications — 1.5%
CenturyLink, Inc., Term Loan, 2.41%, (1 mo. USD LIBOR + 2.25%), Maturing 3/15/27		2,764	$2,671,115
eircom Finco S.a.r.l., Term Loan, 3.25%, (1 mo. EURIBOR + 3.25%), Maturing 5/15/26	EUR	76	88,215
Ziggo Financing Partnership, Term Loan, 2.67%, (1 mo. USD LIBOR + 2.50%), Maturing 4/30/28		3,350	3,226,991

			$5,986,321

Borrower/ Tranche Description	Principal Amount* (000’s omitted)	Value
Utilities — 0.6%
Brookfield WEC Holdings, Inc., Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing 8/1/25	297	$291,606
Calpine Corporation, Term Loan, 2.42%, (1 mo. USD LIBOR + 2.25%), Maturing 1/15/24	2,372	2,328,446

		$2,620,052

Total Senior Floating-Rate Loans (identified cost $156,080,194)		$153,009,907

Asset-Backed Securities — 6.1%

Security	Principal Amount (000’s omitted)	Value
Allegany Park CLO, Ltd.
Series 2019-1A, Class E, 7.047%, (3 mo. USD LIBOR + 6.78%), 1/20/33(1)(8)	$1,000	$937,434
Ares LII CLO, Ltd.
Series 2019-52A, Class D, 4.208%, (3 mo. USD LIBOR + 3.95%), 4/22/31(1)(8)	1,750	1,700,094
Series 2019-52A, Class E, 6.808%, (3 mo. USD LIBOR + 6.55%), 4/22/31(1)(8)	250	229,136
Bardot CLO, Ltd.
Series 2019-2A, Class E, 7.208%, (3 mo. USD LIBOR + 6.95%), 10/22/32(1)(8)	500	457,400
Benefit Street Partners CLO XIX, Ltd.
Series 2019-19A, Class D, 4.075%, (3 mo. USD LIBOR + 3.80%), 1/15/33(1)(8)	1,000	962,881
Series 2019-19A, Class E, 7.295%, (3 mo. USD LIBOR + 7.02%), 1/15/33(1)(8)	1,000	899,254
Benefit Street Partners CLO XVIII, Ltd.
Series 2019-18A, Class E, 7.175%, (3 mo. USD LIBOR + 6.90%), 10/15/32(1)(8)	500	468,694
BlueMountain CLO XXVI, Ltd.
Series 2019-26A, Class E, 7.972%, (3 mo. USD LIBOR + 7.70%), 10/20/32(1)(8)	500	476,587
BlueMountain CLO, Ltd.
Series 2018-1A, Class E, 6.218%, (3 mo. USD LIBOR + 5.95%), 7/30/30(1)(8)	250	199,886
Carlyle Global Market Strategies CLO, Ltd.
Series 2014-3RA, Class C, 3.195%, (3 mo. USD LIBOR + 2.95%), 7/27/31(1)(8)	2,725	2,277,005
Series 2014-4RA, Class C, 3.175%, (3 mo. USD LIBOR + 2.90%), 7/15/30(1)(8)	2,000	1,687,822
Series 2014-4RA, Class D, 5.925%, (3 mo. USD LIBOR + 5.65%), 7/15/30(1)(8)	250	185,825
Series 2015-5A, Class DR, 6.972%, (3 mo. USD LIBOR + 6.70%), 1/20/32(1)(8)	250	192,818
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	63	59,766
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	30	30,710
Invitation Homes Trust
Series 2018-SFR2, Class E, 2.175%, (1 mo. USD LIBOR + 2.00%), 6/17/37(1)(8)	400	389,550
Series 2018-SFR3, Class E, 2.181%, (1 mo. USD LIBOR + 2.00%), 7/17/37(1)(8)	3,000	2,921,627
Kayne CLO 5, Ltd.
Series 2019-5A, Class E, 6.964%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(8)	500	468,158
Madison Park Funding XXXVI, Ltd.
Series 2019-36A, Class D, 4.025%, (3 mo. USD LIBOR + 3.75%), 1/15/33(1)(8)	1,000	974,292
Series 2019-36A, Class E, 7.525%, (3 mo. USD LIBOR + 7.25%), 1/15/33(1)(8)	1,000	960,048
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class ER, 6.333%, (3 mo. USD LIBOR + 6.06%), 10/17/30(1)(8)	250	221,808
NRZ Excess Spread-Collateralized Notes
Series 2018-PLS1, Class A, 3.193%, 1/25/23(1)	100	100,657

Security	Principal Amount (000’s omitted)	Value
Oaktree CLO, Ltd.
Series 2019-3A, Class D, 4.232%, (3 mo. USD LIBOR + 3.96%), 7/20/31(1)(8)	2,500	$2,299,216
Series 2019-3A, Class E, 7.042%, (3 mo. USD LIBOR + 6.77%), 7/20/31(1)(8)	1,000	832,006
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 6.123%, (3 mo. USD LIBOR + 5.85%), 10/17/31(1)(8)	250	220,155
Series 2019-1A, Class D, 7.424%, (3 mo. USD LIBOR + 7.00%), 11/14/32(1)(8)	500	474,789
Pnmac Gmsr Issuer Trust
Series 2018-GT2, Class A, 2.822%, (1 mo. USD LIBOR + 2.65%), 8/25/25(1)(8)	117	111,921
Regatta XII Funding, Ltd.
Series 2019-1A, Class E, 7.125%, (3 mo. USD LIBOR + 6.85%), 10/15/32(1)(8)	400	367,005
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 6.195%, (3 mo. USD LIBOR + 5.95%), 10/25/31(1)(8)	1,000	848,620
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 6.745%, (3 mo. USD LIBOR + 6.50%), 10/25/31(1)(8)	250	218,286
Southwick Park CLO, LLC
Series 2019-4A, Class D, 4.122%, (3 mo. USD LIBOR + 3.85%), 7/20/32(1)(8)	3,000	2,946,816
Voya CLO, Ltd.
Series 2016-3A, Class DR, 6.352%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(8)	250	201,972

Total Asset-Backed Securities (identified cost $27,147,910)		$25,322,238

Collateralized Mortgage Obligations — 0.0%(2)

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association
Series 2019-111, Class DZ, 3.50%, 4/20/48	$82	$82,072

Total Collateralized Mortgage Obligations (identified cost $82,094)		$82,072

Commercial Mortgage-Backed Securities — 1.1%

Security	Principal Amount (000’s omitted)	Value
BAMLL Commercial Mortgage Securities Trust
Series 2019-BPR, Class ENM, 3.719%, 11/5/32(1)(15)	$600	$390,504
Citigroup Commercial Mortgage Trust
Series 2017-MDRB, Class C, 2.675%, (1 mo. USD LIBOR + 2.50%), 7/15/30(1)(8)	100	94,462
COMM Mortgage Trust
Series 2015-CR22, Class D, 4.107%, 3/10/48(1)(15)	100	84,200
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.425%, 8/15/46(1)(15)	150	123,472
Series 2014-DSTY, Class B, 3.771%, 6/10/27(1)	150	41,250
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2016-C32, Class D, 3.396%, 12/15/49(1)(15)	1,785	1,144,545
Natixis Commercial Mortgage Securities Trust
Series 2018-FL1, Class C, 2.385%, (1 mo. USD LIBOR + 2.20%), 6/15/35(1)(8)	100	89,545
RETL Trust
Series 2019-RVP, Class C, 2.275%, (1 mo. USD LIBOR + 2.10%), 3/15/36(1)(8)	410	374,375

Security	Principal Amount (000’s omitted)	Value
Wells Fargo Commercial Mortgage Trust
Series 2015-LC22, Class C, 4.536%, 9/15/58(15)	100	$98,902
Series 2016-C35, Class D, 3.142%, 7/15/48(1)	1,700	1,178,965
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(1)	2,025	1,053,385

Total Commercial Mortgage-Backed Securities (identified cost $5,432,363)		$4,673,605

Mortgage Pass-Throughs — 3.1%

Security	Principal Amount (000’s omitted)	Value
Government National Mortgage Association Pool #MA6766, 3.00%, 7/20/50	$12,000	$12,718,830

Total Mortgage Pass-Throughs (identified cost $12,732,656)		$12,718,830

Foreign Government Bonds — 2.0%

Security	Principal Amount (000’s omitted)	Value
Egypt — 0.8%
Arab Republic of Egypt, 6.875%, 4/30/40(3)	$950	$877,990
Arab Republic of Egypt, 7.053%, 1/15/32(3)	2,500	2,377,515

Total Egypt		$3,255,505

Jordan — 0.5%
Jordan Government International Bond, 7.375%, 10/10/47(3)	$2,100	$2,205,090

Total Jordan		$2,205,090

Ukraine — 0.7%
Ukraine Government International Bond, 9.75%, 11/1/28(3)	$2,550	$2,852,430

Total Ukraine		$2,852,430

Total Foreign Government Bonds (identified cost $8,645,498)		$8,313,025

Common Stocks — 0.0%(2)

Security	Shares	Value
Oil and Gas — 0.0%
Sable Permian Resources, LLC(16)(17)(18)	11,719,991	$0

		$0

Radio and Television — 0.0%(2)
Clear Channel Outdoor Holdings, Inc.(17)(18)	401	$368
iHeartMedia, Inc., Class A(17)(18)	84	702

Total Common Stocks (identified cost $11,462,635)		$1,070

Preferred Stocks — 0.1%

Security	Shares	Value
Distribution & Wholesale — 0.1%
WESCO International, Inc., Series A, 10.625%	7,000	$189,840

Total Preferred Stocks (identified cost $186,534)		$189,840

Warrants — 0.0%(2)

Security	Shares	Value
iHeartMedia, Inc., Exp. 5/1/39(17)(18)	427	$3,570
Sable Permian Resources, LLC, Exp. 5/2/22(16)(17)(18)	1,938,645	0

Total Warrants (identified cost $7,076)		$3,570

Short-Term Investments — 3.9%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.22%(19)	16,073,889	$16,072,282

Total Short-Term Investments (identified cost $16,073,302)		$16,072,282

Total Investments — 99.3% (identified cost $422,390,366)		$409,800,425

Less Unfunded Loan Commitments — (0.0)%(2)		$(30,135)

Net Investments — 99.3% (identified cost $422,360,231)		$409,770,290

Other Assets, Less Liabilities — 0.7%		$3,001,383

Net Assets — 100.0%		$412,771,673

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

*	In U.S. dollars unless otherwise indicated.

(1)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At July 31, 2020, the aggregate value of these securities is $118,405,416 or 28.7% of the Fund’s net assets.

(2)	Amount is less than 0.05% or (0.05)%, as applicable.

(3)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At July 31, 2020, the aggregate value of these securities is $70,207,015 or 17.0% of the Fund’s net assets.

(4)	Security converts to variable rate after the indicated fixed-rate coupon period.

(5)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.

(6)	When-issued security.

(7)	Step coupon security. Interest rate represents the rate in effect at July 31, 2020.

(8)	Variable rate security. The stated interest rate represents the rate in effect at July 31, 2020.

(9)	Issuer is in default with respect to interest and/or principal payments.

(10)	Represents a payment-in-kind security which may pay interest in additional principal at the issuer’s discretion.

(11)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate.

(12)

The stated interest rate represents the weighted average interest rate at July 31, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(13)	This Senior Loan will settle after July 31, 2020, at which time the interest rate will be determined.

(14)

Unfunded or partially unfunded loan commitments. The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At July 31, 2020, the total value of unfunded loan commitments is $28,252.

(15)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at July 31, 2020.

(16)	For fair value measurement disclosure purposes, security is categorized as Level 3.

(17)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(18)	Non-income producing security.

(19)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of July 31, 2020.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
USD	63,237	EUR	56,707	State Street Bank and Trust Company	8/31/20	$—	$(3,598)
USD	1,130,661	EUR	1,000,000	State Street Bank and Trust Company	8/31/20	—	(47,960)
USD	1,741,754	EUR	1,582,351	State Street Bank and Trust Company	8/31/20	—	(123,238)
USD	15,329,558	EUR	12,995,181	Bank of America, N.A.	10/30/20	—	(6,085)
USD	7,661,980	EUR	6,497,591	Citibank, N.A.	10/30/20	—	(5,842)
USD	8,576,753	EUR	7,273,033	Goldman Sachs International	10/30/20	—	(6,169)
USD	2,102,201	EUR	1,779,678	State Street Bank and Trust Company	10/30/20	1,999	—
USD	15,324,647	EUR	12,995,181	State Street Bank and Trust Company	10/30/20	—	(10,996)
USD	6,304,144	GBP	4,858,000	Bank of America, N.A.	10/30/20	—	(57,803)
USD	6,123,046	GBP	4,718,074	Citibank, N.A.	10/30/20	—	(55,656)

						$1,999	$(317,347)

Abbreviations:

EURIBOR	-	Euro Interbank Offered Rate

LIBOR	-	London Interbank Offered Rate

PIK	-	Payment In Kind

Currency Abbreviations:

EUR	-	Euro

GBP	-	British Pound Sterling

USD	-	United States Dollar

In the normal course of pursuing its investment objective, the Fund is subject to the following risks:

Credit Risk: During the fiscal year to date ended July 31, 2020, the Fund entered into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Foreign Exchange Risk: The Fund engages in forward foreign currency exchange contracts to hedge against fluctuations in currency exchange rates.

At July 31, 2020, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

At July 31, 2020, the value of the Fund’s investment in affiliated funds was $16,072,282, which represents 3.9% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended July 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$8,204,172	$531,416,710	$(523,552,058)	$5,494	$(2,036)	$16,072,282	$231,126	16,073,889

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At July 31, 2020, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total
Corporate Bonds & Notes	$—	$189,413,986	$—	$189,413,986
Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	152,979,772	—	152,979,772
Asset-Backed Securities	—	25,322,238	—	25,322,238
Collateralized Mortgage Obligations	—	82,072	—	82,072
Commercial Mortgage-Backed Securities	—	4,673,605	—	4,673,605
Mortgage Pass-Throughs	—	12,718,830	—	12,718,830
Foreign Government Bonds	—	8,313,025	—	8,313,025
Common Stocks	1,070	—	0	1,070
Preferred Stocks	189,840	—	—	189,840
Warrants	3,570	—	0	3,570
Short-Term Investments	—	16,072,282	—	16,072,282
Total Investments	$194,480	$409,575,810	$0	$409,770,290
Forward Foreign Currency Exchange Contracts	$—	$1,999	$—	$1,999
Total	$194,480	$409,577,809	$0	$409,772,289

Liability Description
Forward Foreign Currency Exchange Contracts	$—	$(317,347)	$—	$(317,347)
Total	$—	$(317,347)	$—	$(317,347)

*	None of unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended July 31, 2020 is not presented.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.